Investments in Other Entities	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Investments in Other Entities	Investments in Other Entities
As of December 31, 2024 and 2023 the investment in other entities is comprised of the following:

	2024	2023
Investment in Associates and Joint Ventures	Ps. 10,233	Ps. 9,246
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2024	2023	2024	2023
Joint ventures:
Planta Nueva Ecología de Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	Ps. 1,392	Ps. 1,139
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	818	808
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	239	223

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,654	3,454
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.2%	28.2%	3,466	2,831
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	25.1%	212	298
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	195	215
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	91	99
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%	48	23
Others	Various	Various	Various	Various	118	156
					Ps. 10,233	Ps. 9,246
Accounting method:
(1) The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

During 2024 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for an amount of Ps. 19.

During 2024 and 2023 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for an amount of Ps. 482, and Ps. 466 and sold shares for an amount of Ps. 24 on 2023. Also our ownership decreased due to a corporate restructuring.

During 2024 and 2023 the Company made capital contributions to Planta Nueva Ecología de Tabasco S.A. de C.V. for an amounts of Ps. 320, and Ps. 506, respectively. There were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2023 the Company received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. ("PIASA") for an amount of Ps. 79.

During 2023, the Company recognized an impairment on its investment in Alimentos de Soja S.A.U. for an amount of Ps. 143 recognized in the South America segment.
During 2022 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16.

For the years ended December 31, 2024, 2023 and 2022 the equity earnings recognized for associates were Ps. 294, Ps. 25, and Ps. 194, respectively.
For the years ended December 31, 2024, 2023 and 2022 the equity earnings recognized for joint ventures were Ps.12 Ps. 190 and Ps. 192, respectively.